Internal-Use Software (Details Narrative) - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Capitalized costs of internal-use-software	$ 1,200,951	$ 1,344,034
Amortization expenses	$ 1,063,418	$ 810,824	$ 1,139,796	$ 1,085,717